Financial Instruments - Changes in Fair Value of Financial Assets and Financial Liabilities Classified as Level 3 (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Beginning	₩ 92,298,890
Ending	99,021,750	₩ 92,298,890
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning	620,914	731,735
Acquisition	182,217	138,473
Gain or loss on valuation of financial assets	24,613	5,292
Other comprehensive income	126,510	1,581
Disposal and others	(92,580)	(256,167)
Ending	₩ 861,674	₩ 620,914